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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein              NEW YORK, NEW YORK            MAY 13, 2008
-------------------------   ----------------------------   -----------------
     [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------
Form 13F Information Table Entry Total:                               42
                                                              ----------
Form 13F Information Table Value Total:                       $1,943,601
                                                              ----------
                                                             (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                MHR Fund Management LLC
                                               Form 13F Information Table
                                             Quarter ended March 31, 2008


                                                                                             INVESTMENT DISCRETION  VOTING AUTHORITY

                                                           FAIR MARKET  SHARES/
                                    TITLE OF     CUSIP        VALUE      PRN     SH/ PUT/           SHARED  SHARED
ISSUER                               CLASS       NUMBER     (X 1000S)   AMOUNT   PRN CALL     SOLE  DEFINED OTHER  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                         Common     021211107       $417     226,363  SH         226,363              226,363
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.   Common     02520T103       $476     560,000  SH         560,000              560,000
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.
WTS  $5 6/29/09                      WTS        02520T111         $1   1,120,000  SH       1,120,000            1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                            Note       150934AD9       $894   1,176,000 PRN       1,176,000            1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics-CTIC               Common New 150934404        $50      75,000  SH          75,000               75,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.  Common     185061108       $349     225,000  SH         225,000              225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.
WTS  $5 4/17/09                      WTS        185061116        $19     450,000  SH         450,000              450,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.           Common     268158102       $451     230,000  SH         230,000              230,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.         Common     291345106     $7,791   4,665,362  SH       4,665,362            4,665,362
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.             Common     414549105     $4,982   1,825,000  SH       1,825,000            1,825,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.            Common New 452439201     $1,747   1,040,000  SH       1,040,000            1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.        Common     471894105     $3,122   1,111,111  SH       1,111,111            1,111,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc.              Common     47214E102       $343     511,200  SH         511,200              511,200
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc. WTS $5
3/15/11                              WTS        47214E110         $6     418,400  SH         418,400              418,400
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper & Packaging Corp      Common     48562P103       $993     150,000  SH         150,000              150,000
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.            Common     492914106   $262,556  19,564,500  SH      19,564,500           19,564,500
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions               Common     50212A106     $3,370     253,400  SH         253,400              253,400
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.     Common New 521863308   $724,065  15,537,869  SH      15,537,869           15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp        Common New 535919203   $160,834  16,495,827  SH      16,495,827           16,495,827
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                 Common     543881106   $171,236   7,182,737  SH       7,182,737            7,182,737
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                  Common     552541104    $36,268     970,000  SH         970,000              970,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                             INVESTMENT DISCRETION  VOTING AUTHORITY

                                                           FAIR MARKET  SHARES/
                                    TITLE OF     CUSIP        VALUE      PRN     SH/ PUT/           SHARED  SHARED
ISSUER                               CLASS       NUMBER     (X 1000S)   AMOUNT   PRN CALL     SOLE  DEFINED OTHER  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.      Common New 563118207       $514   2,856,363  SH       2,856,363            2,856,363
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.          Common     58461X107     $6,932   1,986,133  SH       1,986,133            1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.        Common     591708102   $230,728  13,572,233  SH      13,572,233           13,572,233
------------------------------------------------------------------------------------------------------------------------------------
MiddleBrook Pharmaceuticals, Inc.    Common     596087106     $5,815   1,450,000  SH       1,450,000            1,450,000
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                   Common     63860C100       $765   2,319,381  SH       2,319,381            2,319,381
-------------------------------------------------------------------- ----------- ------------------- ------ ------------- ----- ---
Neose Technologies Inc.              Common     640522108       $954   3,424,325  SH       3,424,325            3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                  Common     66986X106       $276     952,380  SH         952,380              952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc.   Class A    Y6476R105    $17,976   1,200,000  SH       1,200,000            1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp.            Common     73104R102     $6,405     700,000  SH         700,000              700,000
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp WTS $7
1/10/2012                            WTS        73104R110       $315     700,000  SH         700,000              700,000
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.            Common     74153Q102   $272,610   7,800,000  SH       7,800,000            7,800,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                  Common     752182105     $2,595     482,400  SH         482,400              482,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. WTS $5
10/26/08                             WTS        752182113       $382   1,158,252  SH       1,158,252            1,158,252
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.        Class A    829226109       $961     107,900  SH         107,900              107,900
------------------------------------------------------------------------------------------------------------------------------------
                                     Common
Sprint Nextel Corp                   Ser 1      852061100       $535      80,000  SH          80,000               80,000
------------------------------------------------------------------------------------------------------------------------------------
                                     Sponsored
TIM Participacoes SA - ADR           ADR PFD    88706P106     $1,634      50,600  SH          50,600               50,600
------------------------------------------------------------------------------------------------------------------------------------
Vantage Energy Services              Units      92209F201       $400      50,000  SH          50,000               50,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                         Common     92552V100     $5,836     268,708  SH         268,708              268,708
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                  Common     969199108     $1,530      50,000  SH          50,000               50,000
------------------------------------------------------------------------------------------------------------------------------------
                                     Sponsored
XTL Biopharmaceuticals Ltd.          ADR        98386D109     $1,881     626,900  SH         626,900              626,900
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited         Common     G98777108     $4,587     277,185  SH         277,185              277,185
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                         $1,943,601

